WARBURG PINCUS ADVISOR FUNDS

               ANNUAL REPORT
               August 31, 1995

               Warburg Pincus Advisor
               Growth & Income Fund

               Warburg Pincus Advisor
               Balanced Fund


               A PROSPECTUS CONTAINING MORE COMPLETE
               INFORMATION, INCLUDING MANAGEMENT FEES AND
               EXPENSES, MAY BE OBTAINED BY CALLING 1-800-
               369-2728 OR BY WRITING TO WARBURG PINCUS
               ADVISOR FUNDS, P.O. BOX 9030, BOSTON, MA
               02205-9030.  INVESTORS SHOULD READ THE
               PROSPECTUS CAREFULLY BEFORE INVESTING.


               [WARBURG PINCUS ADVISOR FUNDS LOGO]



--------------------------------------------------------------------------------
 WARBURG PINCUS ADVISOR GROWTH & INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

    The Warburg Pincus Advisor Growth & Income Fund (the "Fund") commenced operations on May 15, 1995. Since the commencement of operations, the Fund appreciated 10.49% vs. an increase of 7.27% in the S&P 500 Index.

    For the 12 months ended August 31, 1995, the Common Shares of the Warburg
Pincus Growth & Income Fund appreciated 15.62% vs. an increase of 21.38% in the S&P 500 Index. Much of the Fund's underperformance relative to the S&P 500 during the period is attributable to its underweighting in technology, the sector that has led the market for the last several quarters. While we concur, in general, with the market's assessment of the long-term earnings potential for many of these companies, we differ in our views of what constitutes fair value for the companies' securities. Many technology stocks, we believe, had been bid up to levels unjustified by their fundamentals, hence our decision to exclude them from the portfolio. We continue to monitor the sector closely, however, and will use any periods of price weakness over the coming months to establish and build positions that we think have particularly favorable prospects.

    Among our top performers during the 12 months ended August 31, 1995 were banking and financial-services stocks. We had established our position in these issues last year, when rising interest rates and derivatives-related scandals had driven their prices down to what we deemed to be attractive levels. This year, though, the sector, particularly the banking area, has rebounded strongly, buoyed by falling interest rates, merger activity and subsiding fears of the industry's vulnerability to derivatives. We saw especially strong gains from BankAmerica and First Interstate Bancorporation, two of our largest positions.

    Industrial cyclical stocks, another heavily weighted area in our portfolio, also performed well during the 12 months ended August 31, 1995. We took profits in some of our top performers--e.g., Inco, whose share price jumped nearly 50% from June through September. The company produces roughly 25% of the world's nickel, in addition to copper and other metals and metal-related products. Less impressive was the performance of our steel companies, which include Bethlehem
Steel, Inland Steel and USX-U.S. Steel Group. The steel group has significantly underperformed the market thus far in 1995, but we believe shifts in the global supply/demand balance will provide considerable support for steel prices, and these companies' earnings, going forward. Hence we have viewed the stocks' short-term price weakness as a buying opportunity.

    Supply/demand factors argue strongly for higher prices in many of the metals, but the case is particularly strong for precious metals. Accordingly, we have maintained our exposure to gold- and silver-mining companies, including
Hecla Mining, Homestake Mining, Newmont Mining, Pegasus Gold and Placer Dome. We believe these stocks have considerable upside potential, especially over the intermediate and long term.

                                                                               1
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--------------------------------------------------------------------------------
 WARBURG PINCUS ADVISOR GROWTH & INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

    We remain similarly committed to the telecommunications sector, an area that has done quite well for us in 1995. We expect these stocks to continue to excel through the rest of this year and well into 1996, particularly after the new telecommunications bill becomes law. Our holdings here include AirTouch
Communications, which provides cellular-telephone communication services and related products, and Qualcomm, whose technology to multiply tenfold the number of telephone calls that can be carried over a single channel stands to revolutionize the industry.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
              WARBURG PINCUS GROWTH & INCOME FUND AND THE S&P 500
                     FROM 5/15/95* AND THE FISCAL YEAR END

            ----------------------------------------------------------

                                       FUND      S&P 500
                                   --------------------------
                                   --------------------------
                                     $10,000      $10,000
             5/15/95 - 08/31/95      $11,049      $10,727




             From 05/15/95 to 08/31/95     10.49%


            ----------------------------------------------------------

* Hypothetical illustration of $10,000 investment since May 15, 1995
  (commencement of operations of the Advisor Class).

  Note: All figures cited here represent past performance and do not guarantee future results. Investment return and the principal value of an investment will fluctuate so that an investor's shares upon redemption may be more or less than original shares.

2
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--------------------------------------------------------------------------------
 WARBURG PINCUS ADVISOR BALANCED FUND
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

    The Warburg Pincus Advisor Balanced Fund (the "Fund") commenced operations on July 31, 1995. Since the commencement of operations, the Fund gained 3.82%, vs. a gain of 0.78% for the Lipper Balanced Fund Index.

    For the 12 months ended August 31, 1995, the Common Shares of the Warburg
Pincus Balanced Fund gained 21.56% vs. a gain of 13.11% for the Lipper Balanced
Fund Index. Falling interest rates, continued economic growth and the absence of significant inflationary pressures provided an ideal backdrop for both stock and bond markets through most of the period. Throughout, we attempted to maintain an optimal mix of stocks and bonds, one intended to provide solid returns at a relatively low level of volatility.

    The Fund finished the reporting period with a 51.5% commitment to domestic common stocks, with its heaviest weightings in, respectively, the technology, financial services, metals and mining, manufacturing, and oil sectors. Good stock selection within these sectors, especially in the technology and financial-services groups, played a significant role in the Fund's relatively strong performance during the period, and we believe the prospects of our holdings in these categories remain positive going forward.

    The Fund's foreign-equity exposure (8.7% of assets at the close of the period) consists of a diversified mix of issues among Asian and European countries, with the largest weightings in Japan (1.9%) and the United Kingdom
(1.8%). We continue to find attractive opportunities in Asian markets, broadly speaking, and in European markets on a stock-by-stock basis.

    The Fund's fixed-income weighting remains concentrated most heavily in short-term U.S. Treasury obligations. We maintained a minimal exposure to the fixed-income sector through much of the reporting period, reflecting our bullish view on the relative prospects of stocks vs. bonds. Looking ahead, we believe conditions remains favorable for both markets, but particularly so for stocks, and we have allocated the Fund's assets accordingly.

                                                                               3
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--------------------------------------------------------------------------------
 WARBURG PINCUS ADVISOR BALANCED FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
     WARBURG PINCUS BALANCED FUND, S&P 500, AND LIPPER BALANCED FUND INDEX
                     FROM 7/31/95* AND THE FISCAL YEAR END

            ----------------------------------------------------------

                                       FUND    *LIPPER    S&P 500
                                    -------------------------------
                                    -------------------------------
                                      $10,000   $10,000   $10,000
             7/31/95 - 08/31/95        10,382    10,078    10,017


            TOTAL RETURN (07/31/95 - 08/31/95)    3.82%

            * LIPPER BALANCED FUND INDEX

            ----------------------------------------------------------


* Hypothetical illustration of $10,000 investment since July 31, 1995
  (commencement of operations of the Advisor Class).

  Note: All figures cited here represent past performance and do not guarantee future results. Investment return and the principal value of an investment will fluctuate so that an investor's shares upon redemption may be more or less than original shares.

4
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
--------------------------------------------------------------------------------
 WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS
August 31, 1995
--------------------------------------------------------------------------------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------    --------------
COMMON STOCKS AND WARRANTS (82.2%)
Aerospace (1.3%)
 Allied-Signal, Inc.                                   325,000    $   14,421,875
                                                                  --------------
Agriculture Production Corporations (0.4%)
 Terra Industries, Inc.                                320,300         4,284,013
                                                                  --------------
Air Conditioning & Heating (0.9%)
 Management Systems Johnson Controls, Inc.             170,000        10,348,750
                                                                  --------------
Automobiles (1.3%)
 Navistar International**                            1,130,000        14,690,000
                                                                  --------------
Banking (3.2%)
 First Interstate Bancorp                              368,000        35,144,000
                                                                  --------------
Chemicals (1.4%)
 PPG Industries, Inc.                                  355,000        15,176,250
                                                                  --------------
Construction (2.2%)
 Stone & Webster, Inc.                                 655,000        24,235,000
                                                                  --------------
Electronic Computers (6.2%)
 GRC International, Inc.**                             667,000        16,341,500
 Honeywell, Inc.                                       655,000        28,656,250
 International Business Machines Corp.                 221,000        22,845,875
                                                                  --------------
                                                                      67,843,625
                                                                  --------------
Electronics (1.2%)
 Motorola, Inc.                                        175,000        13,081,250
                                                                  --------------
Entertainment (3.8%)
 Acclaim Entertainment, Inc.**                       1,420,000        35,855,000
 Boardwalk Casino, Inc.**                              525,000         4,528,125
 Boardwalk Casino, Inc. Warrants
   (expire 02/14/98)**                                 375,000         1,453,125
                                                                  --------------
                                                                      41,836,250
                                                                  --------------
Financial Services (7.0%)
 BankAmerica Corp.                                     655,000        37,007,500
 Crestar Financial Corp.                               270,000        15,221,250
 Loyola Capital Corp.                                  247,500         8,662,500
 Midlantic Corp.                                       302,000        15,553,000
                                                                  --------------
                                                                      76,444,250
                                                                  --------------
Insurance (3.3%)
 Chubb Corp.                                           150,000        13,687,500
 USF&G Corp.                                         1,234,000        22,366,250
                                                                  --------------
                                                                      36,053,750
                                                                  --------------

                See Accompanying Notes to Financial Statements.

                                                                               5
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--------------------------------------------------------------------------------
 WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995
--------------------------------------------------------------------------------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------    --------------
COMMON STOCKS AND WARRANTS (CONT'D)
Manufacturing (4.5%)
 Corning Glass, Inc.                                   909,000    $   29,656,125
 Rauma OY Sponsored ADR**                              102,900         2,443,875
 Trinity Industries, Inc.                              500,000        16,187,500
 Whitman Corp.                                          50,000         1,006,250
                                                                  --------------
                                                                      49,293,750
                                                                  --------------
Medical & Medical Services (1.9%)
 Acuson Corp.**                                        210,000         2,756,250
 Foxmeyer Health Corp.**                               689,000        17,741,750
                                                                  --------------
                                                                      20,498,000
                                                                  --------------
Metals & Mining (19.0%)
 Echo Bay Mines Ltd.                                   500,000         5,187,500
 Hecla Mining Co.**                                  1,940,000        22,310,000
 Homestake Mining Co.                                2,282,500        37,661,250
 Inco Ltd.                                             985,000        34,475,000
 Newmont Mining Corp.                                  903,000        39,280,500
 Pegasus Gold, Inc.**                                1,419,000        17,737,500
 Placer Dome, Inc.                                   1,519,600        39,699,550
 Prime Resources Group, Inc.**                       1,400,000        11,210,360
                                                                  --------------
                                                                     207,561,660
                                                                  --------------
Oil (1.0%)
 Quaker State Corp.                                    715,000        10,725,000
                                                                  --------------
Oil Services (4.4%)
 Baker Hughes, Inc.                                    871,500        19,608,750
 Halliburton Co.                                       521,000        22,077,375
 Occidental Petroleum Corp.                            280,000         6,090,000
                                                                  --------------
                                                                      47,776,125
                                                                  --------------
Steel (13.0%)
 AK Steel Holding Corp.**                              454,000        14,471,250
 Bethlehem Steel Corp.**                             1,581,000        23,122,125
 CBI Industries, Inc.                                1,160,000        28,420,000
 Inland Steel Industries, Inc.                         585,000        16,014,375
 LTV Corp.**                                         1,122,500        17,539,062
 USX-US Steel Group                                  1,050,000        34,387,500
 WHX Corp.**                                           623,000         7,865,376
                                                                  --------------
                                                                     141,819,688
                                                                  --------------
Telecommunications (5.6%)
 Airtouch Communications, Inc.**                       363,400        11,810,500
 Comcast Corp. Special Class A Non-Voting            1,000,000        21,375,000
 Qualcomm, Inc.**                                      280,000        13,650,000
 Tele-Communications, Inc. Class A**                   800,000        14,800,000
                                                                  --------------
                                                                      61,635,500
                                                                  --------------

                See Accompanying Notes to Financial Statements.

6
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 WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONCLUDED)
August 31, 1995
---------------------------------------------------------------------------------------------------
                                                                       NUMBER
                                                                      OF SHARES        VALUE
                                                                      ---------    --------------
COMMON STOCKS AND WARRANTS (CONT'D)
Tire & Rubber (0.4%)
 Cooper Tire & Rubber Co.                                               160,000    $    4,160,000
                                                                                   --------------
Transportation (0.2%)
 Consolidated Freightways, Inc.                                         100,000         2,587,500
                                                                                   --------------

TOTAL COMMON STOCKS AND WARRANTS (Cost $781,860,824)                                  899,616,236
                                                                                   --------------

                                                            MATURITY    PAR (000)
                                                            --------    ---------
UNITED STATES TREASURY OBLIGATIONS (2.7%)
 U.S. Treasury Bills 5.40% (Cost $29,973,000)               09/07/95    $  30,000        29,973,000
                                                                                     --------------

REPURCHASE AGREEMENTS (13.8%)
 Greenwich Capital Markets Inc. 5.83%                       09/01/95      151,138       151,138,000
 (Agreement dated 08/31/95 to be repurchased at
 $151,162,476, collateralized by $150,000,000 U.S.
 Treasury Notes 7.50% due 01/31/97. Market value of
 collateral is $154,312,500).
 (Cost $151,138,000)
                                                                                     --------------

TOTAL INVESTMENTS AT VALUE (Cost $962,971,826*) (98.7%)                               1,080,727,236

OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)                                             14,368,010
                                                                                     --------------

NET ASSETS (Applicable to 63,295,201 Common Shares and
 3,472,875 Advisor Shares) (100.0%)                                                  $1,095,095,246
                                                                                     --------------
                                                                                     --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 COMMON SHARE ($1,038,193,292  :  63,295,201)                                                $16.40
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER                                           ======
 ADVISOR SHARE ($56,901,954  :  3,472,875)                                                   $16.38
                                                                                             ======

* Cost for Federal income tax purposes at August 31, 1995, is $963,365,013. The gross appreciation (depreciation) on a tax basis is as follows:


Gross Appreciation     $126,262,394
Gross Depreciation       (8,900,171)
                       ------------
Net Appreciation       $117,362,223
                       ------------
                       ------------

** Non-income producing.

                See Accompanying Notes to Financial Statements.

                                                                               7
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
--------------------------------------------------------------------------------
 WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends                                                      $ 10,389,100
    Interest                                                         11,731,546
                                                                   ------------
        Total investment income                                      22,120,646
                                                                   ------------
EXPENSES:
    Investment advisory fees                                          5,824,947
    Administration fees                                               1,941,649
    Distribution fees                                                    71,233
    Custodian fees                                                      162,248
    Transfer agent fees                                               1,060,279
    Legal fees                                                           63,384
    Audit fees                                                           55,268
    Registration fees                                                   264,509
    Insurance expense                                                    23,560
    Printing expense                                                     86,973
    Other expenses                                                       26,827
                                                                   ------------
        Total expenses                                                9,580,877
                                                                   ------------
            Net investment income                                    12,539,769
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) from:
        Investment transactions                                      41,087,749
        Futures contracts                                            (2,798,582)
                                                                   ------------
                                                                     38,289,167
                                                                   ------------
    Net change in unrealized appreciation of investments             96,772,046
                                                                   ------------
    Net gain on investments and future contracts                    135,061,213
                                                                   ------------
Net increase in net assets resulting from operations               $147,600,982
                                                                   ------------
                                                                   ------------

                See Accompanying Notes to Financial Statements.

8
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
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 WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

                                                                    For the            For the
                                                                  Year Ended         Year Ended
                                                                August 31, 1995    August 31, 1994
                                                                ---------------    ---------------
Increase (decrease) in net assets:
Operations:
    Net investment income                                       $    12,539,769     $      572,031
    Net gain on investments and future contracts                    135,061,213         17,971,937
                                                                ---------------    ---------------
        Net increase in net assets resulting from operations        147,600,982         18,543,968
                                                                ---------------    ---------------

Distributions to shareholders:
    Dividends to shareholders from net investment income:
      Common shares ($.1824 and $.0785, respectively,
        per share)                                                   (9,949,389)          (572,031)
      Advisor shares ($.0459 per share for 1995)                       (137,213)         --
    Distributions to shareholders from net realized capital
      gains:
      Common shares ($.1834 and $3.9751, respectively,
        per share)                                                   (8,067,592)       (10,054,939)
                                                                ---------------    ---------------
        Total distributions to shareholders                         (18,154,194)       (10,626,970)
                                                                ---------------    ---------------

Net capital share transactions                                      554,990,830        342,051,251
                                                                ---------------    ---------------
Total increase in net assets                                        684,437,618        349,968,249
Net assets:
    Beginning of year                                               410,657,628         60,689,379
                                                                ---------------    ---------------
    End of year                                                 $ 1,095,095,246     $  410,657,628
                                                                ---------------    ---------------
                                                                ---------------    ---------------

                See Accompanying Notes to Financial Statements.

                                                                               9
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
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 WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS
August 31, 1995
--------------------------------------------------------------------------------

                                                         NUMBER
                                                        OF SHARES       VALUE
                                                        ---------    -----------
COMMON STOCKS (60.1%)
U.S. COMMON STOCKS

Aerospace (0.2%)
 Allied-Signal, Inc.                                         300     $    13,313
                                                                     -----------

Banking (2.5%)
 Bank of Boston Corp.                                      2,200          96,800
 First Interstate Bancorp                                    400          38,200
                                                                     -----------
                                                                         135,000
                                                                     -----------

Business Services (1.2%)
 Paging Network, Inc.**                                    1,600          63,200
                                                                     -----------

Chemicals (0.2%)
 PPG Industries, Inc.                                        300          12,825
                                                                     -----------

Communications & Media (1.1%)
 Infinity Broadcast Corp.**                                1,600          57,400
                                                                     -----------

Computer & Office Equipment (2.1%)
 Shared Medical Systems Corp.                              1,800          66,375
 Synopsys, Inc.**                                            800          46,400
                                                                     -----------
                                                                         112,775
                                                                     -----------

Construction (0.7%)
 Stone & Webster, Inc.                                     1,000          37,000
                                                                     -----------

Electronic Computers (7.4%)
 Cabletron Systems, Inc.**                                   500          26,438
 GRC International, Inc.**                                 2,100          51,450
 Honeywell, Inc.                                             800          35,000
 International Business Machines Corp.                       300          31,013
 Linear Technology Corp.                                     400          32,400
 Netscape Communications Corp.**                           1,500          74,250
 Platinum Technology, Inc.                                 2,400          56,700
 System Software Associates, Inc.                            800          25,250
 Xilinx, Inc.**                                            1,500          64,312
                                                                     -----------
                                                                         396,813
                                                                     -----------

                See Accompanying Notes to Financial Statements.

10
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
--------------------------------------------------------------------------------
 WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995
--------------------------------------------------------------------------------

                                                         NUMBER
                                                        OF SHARES       VALUE
                                                        ---------    -----------
COMMON STOCKS (CONT'D)
Electronics (1.5%)
 Motorola, Inc.                                              200     $    14,950
 Thermospectra Corp.**                                     3,500          62,563
                                                                     -----------
                                                                          77,513
                                                                     -----------

Entertainment (1.2%)
 Acclaim Entertainment, Inc.**                             1,500          37,875
 Boardwalk Casino, Inc.**                                  3,000          25,875
                                                                     -----------
                                                                          63,750
                                                                     -----------

Financial Services (5.2%)
 BankAmerica Corp.                                           700          39,550
 Citicorp Bank                                               800          53,100
 Crestar Financial Corp.                                     500          28,188
 Midlantic Corp.                                             300          15,450
 Olympic Financial Ltd.**                                  3,300          75,488
 United Companies Financial Corp.                          1,100          68,475
                                                                     -----------
                                                                         280,251
                                                                     -----------

Insurance (1.0%)
 Chubb Corp.                                                 300          27,375
 USF&G Corp.                                               1,300          23,563
                                                                     -----------
                                                                          50,938
                                                                     -----------

Manufacturing (3.8%)
 Allied Products Corp.                                     1,500          32,438
 Corning Glass, Inc.                                         800          26,100
 Maxim Integrated Products, Inc.                           1,000          76,250
 Roper Industries, Inc.                                    1,500          51,000
 Trinity Industries, Inc.                                    500          16,188
                                                                     -----------
                                                                         201,976
                                                                     -----------


Medical & Medical Services (1.0%)
 Foxmeyer Health Corp.**                                   2,000          51,500
                                                                     -----------

                See Accompanying Notes to Financial Statements.

                                                                              11
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
--------------------------------------------------------------------------------
 WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995
--------------------------------------------------------------------------------
                                                         NUMBER
                                                        OF SHARES       VALUE
                                                        ---------    -----------
COMMON STOCKS (CONT'D)
Metals & Mining (5.3%)
 Coeur D'Alene Mines Corp.                                 2,100     $    40,163
 Hecla Mining Co.**                                        3,000          34,500
 Homestake Mining Co.                                      2,100          34,650
 Inco LTD.                                                 1,000          35,000
 Newmont Mining Corp.                                      1,000          43,500
 Pegasus Gold, Inc.**                                      2,500          31,250
 Placer Dome, Inc.                                         1,500          39,188
 Prime Resources Group, Inc.**                             3,000          24,022
                                                                     -----------
                                                                         282,273
                                                                     -----------

Office Furniture (1.3%)
 Viking Office Products, Inc.**                            1,900          68,400
                                                                     -----------

Oil (3.4%)
 Barrett Resources Corp.**                                 2,500          53,750
 Petroleum Geo Services**                                  2,500          64,063
 Quaker State Corp.                                          500           7,500
 Texas Meridian Resources Corp.**                          5,000          55,000
                                                                     -----------
                                                                         180,313
                                                                     -----------

Oil Services (0.8%)
 Baker Hughes, Inc.                                        1,000          22,500
 Halliburton Co.                                             500          21,188
                                                                     -----------
                                                                          43,688
                                                                     -----------

Paper Mills (0.8%)
 Champion International Corp.                                800          45,300
                                                                     -----------

Pharmaceuticals (1.8%)
 Al Laboratories, Inc. Class A                             2,000          42,000
 Gilead Sciences, Inc.**                                   2,500          54,375
                                                                     -----------
                                                                          96,375
                                                                     -----------
Retail--Retail Stores (1.1%)
 Borders Group, Inc.**                                     3,000          60,750
                                                                     -----------

Retail--Women's Clothing Stores (1.0%)
 Talbots, Inc.                                             1,500          51,750
                                                                     -----------

                See Accompanying Notes to Financial Statements.

12
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
--------------------------------------------------------------------------------
 WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995
--------------------------------------------------------------------------------
                                                         NUMBER
                                                        OF SHARES       VALUE
                                                        ---------    -----------
COMMON STOCKS (CONT'D)
Steel (3.0%)
 Bethlehem Steel Corp.**                                   2,000     $    29,250
 CBI Industries, Inc.                                      1,000          24,500
 LTV Corp.                                                 1,500          23,438
 Republic Engineered Steels**                              3,000          20,625
 USX-US Steel Group                                        1,300          42,575
 WHX Corp.**                                               1,600          20,200
                                                                     -----------
                                                                         160,588
                                                                     -----------
Telecommunications (3.2%)
 Airtouch Communications, Inc.**                             300           9,750
 Comcast Corp. Special Class A Non-Voting                  1,000          21,375
 Mobile Telecommunications Technologies Corp.**            1,900          58,425
 Qualcomm, Inc.**                                            300          14,625
 Tele-Communications, Inc. Series A Liberty
   Media Group**                                           2,000          53,125
 Tele-Communications, Inc. Class A**                         800          14,800
                                                                     -----------
                                                                         172,100
                                                                     -----------

Textiles (0.6%)
 Westpoint Stevens, Inc.**                                 1,500          33,562
                                                                     -----------
FOREIGN COMMON STOCKS

Australia (0.4%)
 BTR Nylex Limited                                         8,500          22,610
                                                                     -----------
Austria (0.7%)
 Va Technologie AG                                           330          36,446
                                                                     -----------

Denmark (1.0%)
 International Service System B                            1,900          51,716
                                                                     -----------

France (0.8%)
 Bouygues                                                    240          29,196
 Compagnie Francaise de Petroleum Total                      280          16,443
                                                                     -----------
                                                                          45,639
                                                                     -----------

Hong Kong (0.6%)
 Jardine Matheson Holdings LTD.                            4,400          31,680
                                                                     -----------

                See Accompanying Notes to Financial Statements.

                                                                              13
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

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 WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995
---------------------------------------------------------------------------------------------------
                                                                            NUMBER
                                                                           OF SHARES       VALUE
                                                                           ---------    -----------
COMMON STOCKS (CONT'D)
Israel (0.4%)
 Clal Electronics Industries LTD.**                                             180     $    21,505
                                                                                        -----------
Japan (1.9%)
 Keyence Corp.                                                                  800         102,301
                                                                                        -----------

Malaysia (0.5%)
 Westmont B.                                                                  6,000          25,496
                                                                                        -----------

Sweden (0.6%)
 Astra B Free                                                                   960          31,180
                                                                                        -----------

United Kingdom (1.8%)
 Central European Media Enterprises LTD.** ADR                                2,700          67,837
 Takare PLC                                                                   8,200          26,715
                                                                                        -----------
                                                                                             94,552
                                                                                        -----------

TOTAL COMMON STOCKS (Cost $2,772,251)                                                     3,212,478
                                                                                        -----------

                                                                                PAR
                                                                   MATURITY    (000)      VALUE
                                                                   --------    -----    ----------
AGENCY OBLIGATIONS (0.2%)
Government National Mortgage Association 6.50% (Cost $12,661)      08/15/03    $  13    $   12,858
                                                                                        ----------

UNITED STATES TREASURY OBLIGATIONS (26.4%)
 U.S. Treasury Notes
   5.875%                                                          05/31/96      300       300,390
   6.875%                                                          10/31/96      200       202,572
   8.125%                                                          02/15/98       20        21,007
   8.50%                                                           11/15/00      800       885,536
                                                                                        ----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,384,454)                                        1,409,505
                                                                                        ----------

                See Accompanying Notes to Financial Statements.

14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
 WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995
--------------------------------------------------------------------------------------------------
                                                                                PAR
                                                                   MATURITY    (000)      VALUE
                                                                   --------    -----    ----------
REPURCHASE AGREEMENTS (8.8%)
 State Street Bank & Trust Co. 5.78%                               09/01/95      468    $  468,000
   (Agreement dated 08/31/95 to be repurchased at $468,081,
   collateralized by $480,000 U.S Treasury Notes 6.25% due
   08/31/96. Market value of collateral is $481,800.) (Cost
   $468,000)
                                                                                        ----------

TOTAL INVESTMENTS AT VALUE (Cost $4,637,366*) (95.6%)                                    5,102,841

OTHER ASSETS IN EXCESS OF LIABILITIES (4.4%)                                               239,008
                                                                                        ----------

NET ASSETS (Applicable to 480,061 Common Shares and 110 Advisor Shares)
 (100.0%)                                                                               $5,341,849
                                                                                        ----------
                                                                                        ----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 COMMON SHARE ($5,340,625  :  480,061)                                                      $11.12
                                                                                            ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 ADVISOR SHARE ($1,224  :  110)                                                             $11.13
                                                                                            ======

 * Cost for Federal income tax purposes at August 31, 1995 is $4,641,506. The gross appreciation (depreciation) on a tax basis is as follows:


Gross Appreciation     $487,617
Gross Depreciation      (26,282)
                       --------
Net Appreciation       $461,335
                       --------
                       --------


** Non-income producing.

                See Accompanying Notes to Financial Statements.

                                                                              15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS BALANCED FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest                                                           $ 52,298
    Dividends                                                            11,828
    Foreign taxes withheld                                                 (202)
                                                                       --------
        Total investment income                                          63,924
                                                                       --------
EXPENSES:
    Investment advisory fees                                             14,729
    Administration fees                                                   3,991
    Distribution fees                                                     4,155
    Custodian fees                                                       21,198
    Transfer agent fees                                                  27,158
    Registration fees                                                    15,075
    Printing expense                                                     10,393
    Other expenses                                                        4,330
                                                                       --------
                                                                        101,029
    Less fees waived                                                    (17,123)
    Less expense reimbursement by advisor                               (58,364)
                                                                       --------
        Total expenses                                                   25,542
                                                                       --------

            Net investment income                                        38,382
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) from:
      Investment transactions                                           115,816
      Foreign currency related transactions                                (679)
                                                                       --------
                                                                        115,137
                                                                       --------
    Net change in unrealized appreciation (depreciation) on:
      Investments                                                       380,862
      Foreign currency related transactions                                  (7)
                                                                       --------
                                                                        380,855
                                                                       --------
        Net gain on investments and foreign currency
          transactions                                                  495,992
                                                                       --------
Net increase in net assets resulting from operations                   $534,374
                                                                       --------
                                                                       --------

                See Accompanying Notes to Financial Statements.

16
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
 WARBURG PINCUS BALANCED FUND
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

                                                                       For the            For the
                                                                     Year Ended         Year Ended
                                                                   August 31, 1995    August 31, 1994
                                                                   ---------------    ---------------
Increase (decrease) in net assets:
Operations:
    Net investment income                                            $    38,382         $  29,100
    Net gain on investments                                              495,992            23,057
                                                                   ---------------    ---------------
        Net increase in net assets resulting from operations             534,374            52,157
                                                                   ---------------    ---------------
Distributions to shareholders:
    Dividends to shareholders from net investment income:
      Common shares ($.3136 and $.4586, respectively, per share)         (38,909)          (31,049)
    Distributions to shareholders from net realized capital
      gains:
      Common shares ($1.5069 and $.9794, respectively, per
        share)                                                          (111,945)          (63,790)
                                                                   ---------------    ---------------
        Total distributions to shareholders                             (150,854)          (94,839)
                                                                   ---------------    ---------------
Net capital share transactions                                         4,150,301            88,893
                                                                   ---------------    ---------------
Total increase in net assets                                           4,533,821            46,211
Net Assets:
    Beginning of year                                                    808,028           761,817
                                                                   ---------------    ---------------
    End of year                                                      $ 5,341,849         $ 808,028
                                                                   ---------------    ---------------
                                                                   ---------------    ---------------

                See Accompanying Notes to Financial Statements.

                                                                              17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 WARBURG PINCUS ADVISOR FUNDS
FINANCIAL HIGHLIGHTS (D)
(For a Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------------------------------
                                                                    Warburg Pincus      Warburg Pincus
                                                                    Growth & Income        Balanced
                                                                         Fund                Fund
                                                                    ---------------    -----------------
                                                                    For the Period
                                                                     May 15, 1995       For the Period
                                                                     (Commencement       July 31, 1995
                                                                    of Operations)       (Commencement
                                                                          to           of Operations) to
                                                                    August 31, 1995     August 31, 1995
                                                                    ---------------    -----------------

NET ASSET VALUE, BEGINNING OF PERIOD                                     $14.87              $10.72
   Income From Investment Operations:

   Net Investment Income                                                 0.0236              0.0170
   Net Gains (Losses) on Securities (both realized and
     unrealized)                                                         1.5323              0.3930
      Total from Investment Operations                                   1.5559              0.4100
   Less Distributions:
   Dividends (from net investment income)                               (0.0459)             0.0000
                                                                         ------               -----
      Total Distributions                                               (0.0459)             0.0000
NET ASSET VALUE, END OF PERIOD                                           $16.38              $11.13
Total Returns                                                             10.49%(c)            3.82%(c)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                         $56,902                  $1
Ratios of Expenses to Average Net Assets                                   1.92%(b)            1.76%(a)(b)
Ratios of Net Investment Income to Average Net Assets                      0.43%(b)            2.00%(b)
Portfolio Turnover Rate                                                     109%(b)             107%(b)

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Balanced Fund would have been 628.47% annualized for the period ended August 31, 1995.

(b) Annualized.

(c) Not Annualized.

(d) Financial Highlights relate solely to the Advisor Class of shares within the Fund.

                See Accompanying Notes to Financial Statements.

TAX STATUS OF 1995 DIVIDENDS (unaudited)

    Dividends paid by the Warburg Pincus Growth & Income Fund Advisor shares taxable as ordinary income amounted to $0.0459 per share. 100.0% of ordinary income dividends qualify for the dividend received deduction available to corporate shareholders for U.S. income tax purposes.

    Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS ADVISOR FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 1995
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

    The RBB Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on February 29, 1988, and currently has seventeen investment Portfolios, two of which are included in these financial statements.

    The Company has authorized capital of thirty billion shares of common stock of which 12.2 billion are currently classified into sixty-one classes. Each class represents an interest in one of seventeen investment portfolios of the Company, fifteen of which are currently in operation. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations including the Warburg Pincus Family. The Warburg Pincus Family represents interests in three funds, two of which, the Warburg Pincus Growth & Income Fund (the "Growth & Income Fund") and the Warburg Pincus Balanced Fund (the "Balanced Fund"), are covered in this report. The Growth & Income Fund and Balanced Fund each have two classes of shares: Common Class and Advisor Class. The Advisor Class (also referred to as Series 2 shares) are sold by financial institutions and operate under the name Warburg Pincus Advisor Funds.

    The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's securities are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds and government securities are valued on the basis of quotations provided by an independent pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

    Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses, principally distribution, transfer agent and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each Portfolio and class, respectively.

    Dividends from net investment income, if any, are declared and paid at least quarterly. Any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

    No provision is made for Federal taxes as it is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

                                                                              19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS ADVISOR FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1995
--------------------------------------------------------------------------------

    Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

    Warburg, Pincus Counsellors, Inc. ("Counsellors"), a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ("Counsellors G.P.") serves as investment advisor for the Growth & Income Fund. The advisory fee is computed daily and payable monthly at the annual rate of .75% of the Growth & Income Fund's average daily net assets.

    Pursuant to a vote on September 30, 1994, shareholders approved a new advisory contract between the Balanced Fund and Counsellors. Under the new agreement, the Balanced Fund pays Counsellors an advisory fee at an annual rate of .90% of the Fund's average daily net assets. The prior advisory agreement between the Fund and PNC Institutional Management Corp. ("PIMC") was terminated as of that date.

    Counsellors may, at its discretion, voluntarily waive all or any portion of its advisory fees for any of the Funds. For the year ended August 31, 1995, investment advisory fees and waivers were as follows:

                                            GROSS                       NET
                                         ADVISORY FEE    WAIVER     ADVISORY FEE
                                         ------------    -------    ------------
Growth & Income Fund                      $ 5,824,947    $ --        $ 5,824,947
Balanced Fund                                  14,729    (14,729)        --

    PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., and Counsellors Fund Services, Inc. ("CFSI"), a wholly owned subsidiary of Counsellors, serve as co-administrators for each of the Funds. For the Growth & Income Fund, the co-administration fees are computed daily and payable monthly at an annual rate of .20% of the first $125 million of average daily net assets and .15% of average daily net assets in excess of $125 million for PFPC and .05% of the first $125 million of average daily net assets and .10% of average daily net assets in excess of $125 million for CFSI.

    For the Balanced Fund, the co-administration fees are computed daily and payable monthly at an annual rate of .15% of average daily net assets for PFPC and .10% of average daily net assets for CFSI.

20
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 WARBURG PINCUS ADVISOR FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1995
-----------------------------------------------------------------------------------------------------------

    CFSI and PFPC may, at their discretion, voluntarily waive all or any portion of their co-administration fees for any of the Funds. For the year ended August
31, 1995, CFSI and PFPC's co-administration fees and waivers were as follows:

                                                        GROSS                                 NET
                                                CO-ADMINISTRATION FEES    WAIVERS    CO-ADMINISTRATION FEES
                                                ----------------------    -------    ----------------------
Growth & Income Fund                                  $1,941,649          $ --             $1,941,649
Balanced Fund                                              3,991           (2,394)              1,597

    The Company, on behalf of each class of shares within the investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution contracts with Counsellors Securities Inc. ("CSI"), also a wholly owned subsidiary of Counsellors, which provide for each class to make monthly payments, based on average daily net assets to CSI. No compensation is payable by the Growth & Income Fund's Common Shares. For distribution services with respect to the Balanced Fund's Common Shares, CSI receives a fee at the annual rate of .25%, computed daily and payable monthly, on average daily net assets. For distribution services with respect to the Growth & Income and the Balanced Funds' Advisor shares, CSI receives a fee of .25% and .50%, respectively, computed daily and payable montly on average daily net assets. For the year ended August 31, 1995, distribution fees and waivers were as follows:

                                                               DISTRIBUTION FEES
                                                               -----------------
Growth & Income Fund
    Advisor Shares                                                  $71,233
                                                                   --------
                                                                   --------
Balanced Fund
    Common Shares                                                   $ 4,155
    Advisor Shares                                                  --
                                                                   --------
                                                                    $ 4,155
                                                                   --------
                                                                   --------

3. INVESTMENT IN SECURITIES

    For the year ended August 31, 1995, purchases and sales of investment securities (other than short-term investments) were as follows:


                                                      INVESTMENT SECURITIES
                                                  ------------------------------
                                                    PURCHASES          SALES
                                                  --------------    ------------

Growth & Income Fund                              $1,108,363,903    $617,767,292
Balanced Fund                                     $    5,047,134    $  1,602,287

                                                                              21
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS ADVISOR FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1995
-------------------------------------------------------------------------------------------------------------------------

4. CAPITAL SHARES

    Transactions in capital shares for each year were as follows:

                                      GROWTH & INCOME FUND                                  BALANCED FUND
                      ----------------------------------------------------  ---------------------------------------------
                               For the                    For the                   For the                For the
                             Year Ended                 Year Ended                Year Ended              Year Ended
                           August 31, 1995            August 31, 1994           August 31, 1995        August 31, 1994
                      -------------------------  -------------------------  -----------------------  --------------------

                        Shares        Value        Shares        Value        Shares       Value       Shares      Value
                      -----------  ------------  -----------  ------------  -----------  ----------  -----------  -------
Shares Sold
   Common Shares       46,345,660  $670,088,619   29,256,806  $410,956,025      423,825  $4,348,625          609  $ 6,495
   Advisor Shares       3,521,620    52,908,038      --            --               110       1,180      --         --
Shares issued in
 reinvestment of
 dividends
   Common Shares            6,891        96,291       67,788       894,152       16,171     148,491        8,690   93,303
   Advisor Shares           9,051       137,213      --            --           --           --          --         --
Shares repurchased
   Common Shares      (11,270,725) (167,348,709)  (4,741,678)  (69,798,926)     (33,364)   (347,995)        (982) (10,905)
   Advisor Shares         (57,795)     (890,622)     --            --           --           --          --         --
                      -----------  ------------  -----------  ------------  -----------  ----------  -----------  -------
Net increase           38,554,702  $554,990,830   24,582,916  $342,051,251      406,792  $4,150,301        8,317  $88,893
                      -----------  ------------  -----------  ------------  -----------  ----------  -----------  -------
                      -----------  ------------  -----------  ------------  -----------  ----------  -----------  -------
Advisor shares
 authorized           100,000,000                100,000,000                100,000,000              100,000,000
                      -----------                -----------                -----------              -----------
                      -----------                -----------                -----------              -----------

5. NET ASSETS

    At August 31, 1995, net assets consisted of the following:

                                            GROWTH & INCOME FUND    BALANCED FUND
                                            --------------------    --------------
Capital paid-in..........................      $  943,969,297         $4,808,416
Undistributed net investment income......           2,435,167              7,138
Accumulated net realized gain (loss) on
  investment transactions, futures
  contracts and foreign exchange
  transactions...........................          30,926,372             60,835
Unrealized appreciation on investments...         117,755,410            465,460
                                            --------------------    --------------
                                               $1,095,095,246         $5,341,849
                                            --------------------    --------------
                                            --------------------    --------------

6. FUTURES CONTRACTS

    The Growth & Income Fund may enter into futures contracts for hedging or portfolio management strategy purposes to the extent permitted by its investment policies and objectives. To enter into a futures contract, the Growth & Income Fund must make a deposit of an initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract

22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS ADVISOR FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1995
--------------------------------------------------------------------------------
is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instruments. The Growth & Income Fund entered into futures transactions during the year ended August 31, 1995. However, the Warburg Pincus Growth & Income Fund had no futures contracts open at August 31, 1995.

7. OTHER FINANCIAL HIGHLIGHTS

    The Growth & Income and the Balanced Fund currently offer one other class of shares, Common Shares, representing an additional interest in each of the Funds. The financial highlights of each of the Common Shares are as follows:

                                                                              23
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS ADVISOR FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1995
-------------------------------------------------------------------------------------------------------------
                                                                Growth and Income Fund
                                                                Common Class of Shares

                                                            For the Years Ended August 31,
                                          -------------------------------------------------------------------
                                             1995            1994          1993          1992          1991
                                          ----------       --------       -------       -------       -------
NET ASSET VALUE, BEGINNING OF YEAR            $14.56         $16.72        $11.99        $12.11        $11.00
   Income From Investment
     Operations:

   Net Investment Income                      0.2224         0.0785        0.0464        0.1912        0.3744
   Net Gains on Securities (both
     realized and unrealized)                 1.9834         1.8151        4.8499        0.0402        1.6891
      Total from Investment
        Operations                            2.2058         1.8936        4.8963        0.2314        2.0635
   Less Distributions:
   Dividends (from net investment
     income)                                 (0.1824)       (0.0785)      (0.0875)      (0.1871)      (0.4043)
   Distributions (from capital
     gains)                                  (0.1834)       (3.9751)      (0.0788)      (0.1643)      (0.5492)
      Total Distributions                    (0.3658)       (4.0536)      (0.1663)      (0.3514)      (0.9535)
NET ASSET VALUE, END OF YEAR                  $16.40         $14.56        $16.72        $11.99        $12.11
Total Return                                  15.62]%         14.41%        41.17%         1.99%        19.91%

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Year (000)             $1,038,193       $410,658       $60,689       $28,976       $24,726

Ratios of Expenses to Average Net
 Assets                                         1.22%          1.28%(a)      1.14%(a)      1.25%(a)      1.30%(a)
Ratios of Net Investment Income to
 Average Net Assets                             1.64%          0.41%         0.30%         1.66%         3.42%

Portfolio Turnover Rate                          109%           150%          344%          175%           41%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Growth & Income Fund would have been 1.28%, 1.14%, 1.28% and 2.17% for the years ended August 31, 1994, 1993, 1992 and
    1991, respectively.

24
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS ADVISOR FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1995
-------------------------------------------------------------------------------------------------------------
                                                                       Balanced Fund
                                                                  Common Class of Shares

                                                              For the Years Ended August 31,
                                              ---------------------------------------------------------------
                                               1995          1994          1993          1992          1991
                                              -------       -------       -------       -------       -------
NET ASSET VALUE, BEGINNING OF YEAR             $11.01        $11.71        $12.04        $12.05        $10.60
   Income From Investment Operations:
   Net Investment Income                       0.2080        0.4132        0.5555        0.4408        0.4213
   Net Gains on Securities (both
     realized and unrealized)                  1.7225        0.3248        1.1253        0.5155        1.7196
      Total from Investment Operations         1.9305        0.7380        1.6808        0.9563        2.1409
   Less Distributions:
   Dividends (from net investment
     income)                                  (0.3136)      (0.4586)      (0.5412)      (0.3713)      (0.4128)
   Distributions (from capital gains)         (1.5069)      (0.9794)      (1.4696)      (0.5950)      (0.2781)
      Total Distributions                     (1.8205)      (1.4380)      (2.0108)      (0.9663)      (0.6909)
NET ASSET VALUE, END OF YEAR                   $11.12        $11.01        $11.71        $12.04        $12.05
Total Return                                    21.56%         6.86%        15.27%         8.07%        21.18%

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Year (000)                  $5,342          $808          $762        $1,026        $1,290

Ratios of Expenses to Average Net Assets         1.53%(a)         0%(a)         0%(a)       .67%(a)      1.40%(a)
Ratios of Net Investment Income to
 Average Net Assets                              2.27%         3.76%         4.13%         3.68%         3.58%
Portfolio Turnover Rate                           107%           32%           30%           93%           76%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Balanced Fund would have been 6.04%, 5.46%, 5.37%, 3.88% and 3.89% for the years ended August 31, 1995, 1994, 1993, 1992 and 1991, respectively.

                                                                              25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of net assets of Warburg Pincus Growth & Income Fund and Warburg Pincus Balanced Fund of The RBB Fund, Inc., as of August 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Warburg Pincus Growth & Income Fund and Warburg Pincus Balanced Fund of The RBB Fund, Inc., as of August 31, 1995, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 16, 1995

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     Warburg Pincus Advisor Funds
     Counsellors Securities Inc., distributor
     800-369-2728




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